		•	Pacific Select Fund
June 30, 2006		•	Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company
Semi-Annual Reports
Pacific Select

PACIFIC SELECT FUND

Schedules of Investments and Notes	A-1
Financial Statements:
Statements of Assets and Liabilities	B-1
Statements of Operations	B-6
Statements of Changes in Net Assets	B-11
Financial Highlights	C-1
Notes to Financial Statements	D-1
Disclosure of Fund Expenses	E-1
Trustees and Officers Information	F-1
Approval of Investment Advisory Agreement and Portfolio Management Agreements	F-4
Special Meetings of Shareholders	F-10
Where to Go for More Information	F-11

     The 2006 Semi-Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds® Growth-Income and American Funds® Growth Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Semi-Annual Report should be read in conjunction with the PSF Semi-Annual Report included herein.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2006 (Unaudited)
(In thousands, except accumulation unit values)

	International	International	Diversified		American Funds®	American Funds®		Short	Concentrated
	Value	Small-Cap	Research	Equity	Growth-Income	Growth	Technology	Duration Bond	Growth
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
International Value Portfolio	$160,350
International Small-Cap Portfolio		$15,617
Diversified Research Portfolio			$57,916
Equity Portfolio				$37,041
American Funds® Growth-Income Portfolio					$47,702
American Funds® Growth Portfolio						$47,134
Technology Portfolio							$6,330
Short Duration Bond Portfolio								$52,154
Concentrated Growth Portfolio									$2,119
Receivables:
Due from Pacific Life Insurance Company	—	31	344	—	47	572	867	—	1
Fund shares redeemed	97	—	—	21	—	—	—	42	—

Total Assets	160,447	15,648	58,260	37,062	47,749	47,706	7,197	52,196	2,120

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	97	—	—	21	—	—	—	42	—
Fund shares purchased	—	31	344	—	47	572	867	—	1

Total Liabilities	97	31	344	21	47	572	867	42	1

NET ASSETS	$160,350	$15,617	$57,916	$37,041	$47,702	$47,134	$6,330	$52,154	$2,119

Units Outstanding	8,015	1,761	4,787	2,069	4,245	3,908	1,123	5,159	509

Accumulation Unit Value	$20.01	$8.87	$12.10	$17.90	$11.24	$12.06	$5.64	$10.11	$4.17

Cost of Investments	$109,005	$17,624	$45,062	$30,125	$44,967	$40,143	$3,911	$53,796	$1,252

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2006 (Unaudited)
(In thousands, except accumulation unit values)

	Diversified	Growth	Focused	Health	Mid-Cap	Large-Cap	Capital	International	Equity
	Bond	LT	30	Sciences	Value	Growth	Opportunities	Large-Cap	Index
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account (1)	Account	Account	Account

ASSETS
Investments:
Diversified Bond Portfolio	$19,809
Growth LT Portfolio		$173,176
Focused 30 Portfolio			$14,755
Health Sciences Portfolio				$5,856
Mid-Cap Value Portfolio					$122,178
Large-Cap Growth Portfolio (1)						$38,270
Capital Opportunities Portfolio							$2,769
International Large-Cap Portfolio								$115,071
Equity Index Portfolio									$163,690
Receivables:
Due from Pacific Life Insurance Company	—	31	1,080	—	—	53	2	564	—
Fund shares redeemed	20	—	—	21	42	—	—	—	1

Total Assets	19,829	173,207	15,835	5,877	122,220	38,323	2,771	115,635	163,691

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	20	—	—	21	42	—	—	—	1
Fund shares purchased	—	31	1,080	—	—	53	2	564	—

Total Liabilities	20	31	1,080	21	42	53	2	564	1

NET ASSETS	$19,809	$173,176	$14,755	$5,856	$122,178	$38,270	$2,769	$115,071	$163,690

Units Outstanding	1,979	5,111	1,437	570	5,803	5,546	324	12,174	4,459

Accumulation Unit Value	$10.01	$33.88	$10.27	$10.27	$21.06	$6.90	$8.55	$9.45	$36.71

Cost of Investments	$19,912	$121,461	$11,028	$4,149	$85,386	$36,925	$1,901	$80,896	$95,885

(1)	Formerly named Blue Chip Variable Account and Blue Chip Portfolio.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2006 (Unaudited)
(In thousands, except accumulation unit values)

	Small-Cap	Fasciano	Small-Cap	Multi-	Main	Emerging	Managed	Inflation	Money
	Index	Small Equity	Value	Strategy	Street® Core	Markets	Bond	Managed	Market
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Small-Cap Index Portfolio	$45,924
Fasciano Small Equity Portfolio		$27,358
Small-Cap Value Portfolio			$27,388
Multi-Strategy Portfolio				$67,287
Main Street® Core Portfolio					$153,256
Emerging Markets Portfolio						$58,027
Managed Bond Portfolio							$167,186
Inflation Managed Portfolio								$122,274
Money Market Portfolio									$51,757
Receivables:
Due from Pacific Life Insurance Company	849	54	935	—	—	173	—	—	—
Fund shares redeemed	—	—	—	9	25	—	105	45	392

Total Assets	46,773	27,412	28,323	67,296	153,281	58,200	167,291	122,319	52,149

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	9	25	—	105	45	392
Fund shares purchased	849	54	935	—	—	173	—	—	—

Total Liabilities	849	54	935	9	25	173	105	45	392

NET ASSETS	$45,924	$27,358	$27,388	$67,287	$153,256	$58,027	$167,186	$122,274	$51,757

Units Outstanding	2,810	2,348	1,428	2,105	4,775	3,383	6,346	4,604	3,409

Accumulation Unit Value	$16.34	$11.65	$19.18	$31.97	$32.09	$17.15	$26.35	$26.56	$15.18

Cost of Investments	$26,858	$18,415	$19,973	$53,500	$117,844	$26,517	$165,471	$117,273	$51,596

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2006 (Unaudited)
(In thousands, except accumulation unit values)

	High Yield	Large-Cap		Mid-Cap	Real	VN Small-
	Bond	Value	Comstock	Growth	Estate	Cap Value
	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
High Yield Bond Portfolio	$58,618
Large-Cap Value Portfolio		$79,485
Comstock Portfolio			$46,674
Mid-Cap Growth Portfolio				$34,641
Real Estate Portfolio					$48,189
VN Small-Cap Value Portfolio						$4,165
Receivables:
Due from Pacific Life Insurance Company	154	1,007	—	24	—	—
Fund shares redeemed	—	—	24	—	65	6

Total Assets	58,772	80,492	46,698	34,665	48,254	4,171

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	24	—	65	6
Fund shares purchased	154	1,007	—	24	—	—

Total Liabilities	154	1,007	24	24	65	6

NET ASSETS	$58,618	$79,485	$46,674	$34,641	$48,189	$4,165

Units Outstanding	2,132	5,709	4,388	4,487	1,457	336

Accumulation Unit Value	$27.50	$13.92	$10.64	$7.72	$33.08	$12.40

Cost of Investments	$57,788	$65,202	$38,042	$28,919	$21,963	$3,618

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2006 (Unaudited)
(In thousands)

	International	International	Diversified		American Funds	American Funds		Short	Concentrated
	Value	Small-Cap	Research	Equity	Growth-Income	Growth	Technology	Duration Bond	Growth
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account (1)	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$70	$—	$—	$6	$5	$5	$—	$1,046	$—
EXPENSES
Mortality and expense risk fees	1,048	28	355	259	234	316	58	330	17

Net Investment Income (Loss)	(978)	(28)	(355)	(253)	(229)	(311)	(58)	716	(17)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	4,519	(5)	304	647	(113)	(106)	476	(143)	423
Realized gain distributions	—	—	—	—	104	27	—	—	—

Realized Gain (Loss)	4,519	(5)	304	647	(9)	(79)	476	(143)	423

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	9,985	(2,006)	1,784	395	829	976	(164)	(202)	(413)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,526	($2,039)	$1,733	$789	$591	$586	$254	$371	($7)

(1)	Operations commenced during 2006 (See Note 1 to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2006 (Unaudited)
(In thousands)

	Diversified	Growth	Focused	Health	Mid-Cap	Large-Cap	Capital	International	Equity
	Bond	LT	30	Sciences	Value	Growth	Opportunities	Large-Cap	Index
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account (1)	Account	Account	Account	Account	Account (2)	Account	Account	Account

INVESTMENT INCOME
Dividends	$117	$638	$10	$—	$20	$2	$4	$32	$—
EXPENSES
Mortality and expense risk fees	36	1,168	86	61	773	239	21	769	1,129

Net Investment Income (Loss)	81	(530)	(76)	(61)	(753)	(237)	(17)	(737)	(1,129)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(1)	6,308	(115)	329	16	2	296	3,072	12,528
Realized gain distributions	—	—	—	360	9,494	—	—	3,484	2,356

Realized Gain (Loss)	(1)	6,308	(115)	689	9,510	2	296	6,556	14,884

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(103)	(6,718)	1,073	(939)	(5,703)	(3,864)	(224)	7,233	(9,407)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($23)	($940)	$882	($311)	$3,054	($4,099)	$55	$13,052	$4,348

(1)	Operations commenced during 2006 (See Note 1 to Financial Statements).

(2)	Formerly named Blue Chip Variable Account.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2006 (Unaudited)
(In thousands)

	Small-Cap	Fasciano	Small-Cap	Multi-	Main	Emerging	Managed	Inflation	Money
	Index	Small Equity	Value	Strategy	Street Core	Markets	Bond	Managed	Market
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$92	$5	$1	$—	$5	$102	$3,014	$2,055	$986
EXPENSES
Mortality and expense risk fees	353	212	184	462	1,066	462	1,155	796	290

Net Investment Income (Loss)	(261)	(207)	(183)	(462)	(1,061)	(360)	1,859	1,259	696

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain from security transactions	7,066	1,555	1,024	1,969	6,268	5,542	296	25	10
Realized gain distributions	—	—	5,528	—	—	10,799	—	3,926	—

Realized Gain	7,066	1,555	6,552	1,969	6,268	16,341	296	3,951	10

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,530)	(1)	(3,464)	(2,163)	(299)	(15,108)	(4,092)	(8,256)	6

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,275	$1,347	$2,905	($656)	$4,908	$873	($1,937)	($3,046)	$712

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2006 (Unaudited)
(In thousands)

	High Yield	Large-Cap		Mid-Cap	Real	VN Small-
	Bond	Value	Comstock	Growth	Estate	Cap Value
	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$2,387	$33	$4	$—	$226	$—
EXPENSES
Mortality and expense risk fees	413	499	265	148	301	34

Net Investment Income (Loss)	1,974	(466)	(261)	(148)	(75)	(34)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(128)	152	75	(245)	1,131	(19)
Realized gain distributions	—	4,407	2,815	—	4,214	31

Realized Gain (Loss)	(128)	4,559	2,890	(245)	5,345	12

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,016)	(1,108)	(1,639)	(905)	966	372

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$830	$2,985	$990	($1,298)	$6,236	$350

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
(In thousands)

	International Value		International Small-Cap	Diversified Research		Equity
	Variable Account		Variable Account	Variable Account		Variable Account
	Period Ended	Year Ended	Period Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	June 30,	December 31,	June 30,	December 31,
	2006 (1)	2005	2006 (1), (2)	2006 (1)	2005	2006 (1)	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($978)	$930	($28)	($355)	($416)	($253)	($470)
Realized gain (loss)	4,519	5,763	(5)	304	556	647	(384)
Change in unrealized appreciation (depreciation) on investments	9,985	6,212	(2,006)	1,784	2,880	395	2,804

Net Increase (Decrease) in Net Assets Resulting from Operations	13,526	12,905	(2,039)	1,733	3,020	789	1,950

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	1,187	2,082	34	370	738	146	397
Transfers between variable and fixed accounts, net	(6,773)	(21,834)	17,854	4,403	18,875	(3,566)	(3,184)
Transfers—policy charges and deductions	(1,511)	(2,365)	(19)	(185)	(384)	(233)	(692)
Transfers—surrenders	(12,646)	(26,270)	(213)	(3,861)	(9,853)	(3,672)	(8,042)
Transfers—other	6	—	—	1	(1)	—	1

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(19,737)	(48,387)	17,656	728	9,375	(7,325)	(11,520)

NET INCREASE (DECREASE) IN NET ASSETS	(6,211)	(35,482)	15,617	2,461	12,395	(6,536)	(9,570)

NET ASSETS
Beginning of Period/Year	166,561	202,043	—	55,455	43,060	43,577	53,147

End of Period/Year	$160,350	$166,561	$15,617	$57,916	$55,455	$37,041	$43,577

(1)	Unaudited.

(2)	Operations commenced during 2006 (See Note 1 to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	American Funds Growth-Income		American Funds Growth		Technology		Short Duration Bond
	Variable Account		Variable Account		Variable Account		Variable Account
	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2006 (1)	2005 (2)	2006 (1)	2005 (2)	2006 (1)	2005	2006 (1)	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($229)	$70	($311)	($130)	($58)	($76)	$716	$982
Realized gain (loss)	(9)	(31)	(79)	(6)	476	711	(143)	(491)
Change in unrealized appreciation (depreciation) on investments	829	1,905	976	6,015	(164)	570	(202)	(322)

Net Increase in Net Assets Resulting from Operations	591	1,944	586	5,879	254	1,205	371	169

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	368	306	556	553	87	224	473	1,625
Transfers between variable and fixed accounts, net	19,702	29,919	(16)	46,425	(1,405)	372	1,994	(1,476)
Transfers—policy charges and deductions	(200)	(127)	(360)	(244)	(49)	(80)	(317)	(615)
Transfers—surrenders	(2,567)	(2,234)	(3,179)	(3,072)	(592)	(1,041)	(3,218)	(9,014)
Transfers—other	—	—	4	2	5	1	1	—

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	17,303	27,864	(2,995)	43,664	(1,954)	(524)	(1,067)	(9,480)

NET INCREASE (DECREASE) IN NET ASSETS	17,894	29,808	(2,409)	49,543	(1,700)	681	(696)	(9,311)

NET ASSETS
Beginning of Period/Year	29,808	—	49,543	—	8,030	7,349	52,850	62,161

End of Period/Year	$47,702	$29,808	$47,134	$49,543	$6,330	$8,030	$52,154	$52,850

(1)	Unaudited.

(2)	Operations commenced on May 2, 2005.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Concentrated Growth		Diversified Bond	Growth LT		Focused 30
	Variable Account (1)		Variable Account	Variable Account		Variable Account
	Period Ended	Year Ended	Period Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	June 30,	December 31,	June 30,	December 31,
	2006 (2)	2005	2006 (2), (3)	2006 (2)	2005	2006 (2)	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($17)	($51)	$81	($530)	($2,131)	($76)	($10)
Realized gain (loss)	423	604	(1)	6,308	16,043	(115)	169
Change in unrealized appreciation (depreciation) on investments	(413)	(632)	(103)	(6,718)	(3,484)	1,073	1,185

Net Increase (Decrease) in Net Assets Resulting from Operations	(7)	(79)	(23)	(940)	10,428	882	1,344

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	26	50	34	1,022	1,850	108	60
Transfers between variable and fixed accounts, net	(651)	(1,995)	20,210	(4,591)	(31,284)	4,547	3,020
Transfers—policy charges and deductions	(36)	(72)	(50)	(1,676)	(3,682)	(89)	(36)
Transfers—surrenders	(445)	(726)	(362)	(14,555)	(31,560)	(818)	(1,165)
Transfers—other	—	1	—	6	2	1	(1)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,106)	(2,742)	19,832	(19,794)	(64,674)	3,749	1,878

NET INCREASE (DECREASE) IN NET ASSETS	(1,113)	(2,821)	19,809	(20,734)	(54,246)	4,631	3,222

NET ASSETS
Beginning of Period/Year	3,232	6,053	—	193,910	248,156	10,124	6,902

End of Period/Year	$2,119	$3,232	$19,809	$173,176	$193,910	$14,755	$10,124

(1)	Formerly named I-Net TollkeeperSMVariable Account. I-Net Tollkeeper is a service mark of Goldman, Sachs & Co.

(2)	Unaudited.

(3)	Operations commenced during 2006 (See Note 1 to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Health Sciences		Mid-Cap Value		Large-Cap Growth		Capital Opportunities
	Variable Account		Variable Account		Variable Account (1)		Variable Account
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2006 (2)	2005	2006 (2)	2005	2006 (2)	2005	2006 (2)	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($61)	($109)	($753)	($873)	($237)	($551)	($17)	($69)
Realized gain (loss)	689	525	9,510	13,747	2	(8,824)	296	1,479
Change in unrealized appreciation (depreciation) on investments	(939)	689	(5,703)	(2,937)	(3,864)	7,679	(224)	(2,171)

Net Increase (Decrease) in Net Assets Resulting from Operations	(311)	1,105	3,054	9,937	(4,099)	(1,696)	55	(761)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	78	222	1,139	1,794	725	1,162	32	170
Transfers between variable and fixed accounts, net	(3,073)	1,084	(424)	18,418	6,278	(40,013)	(353)	(13,178)
Transfers—policy charges and deductions	(73)	(94)	(863)	(1,257)	(374)	(487)	(179)	(62)
Transfers—surrenders	(603)	(1,399)	(8,888)	(17,013)	(2,608)	(7,260)	(443)	(1,263)
Transfers—other	5	1	1	6	3	(2)	(1)	—

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,666)	(186)	(9,035)	1,948	4,024	(46,600)	(944)	(14,333)

NET INCREASE (DECREASE) IN NET ASSETS	(3,977)	919	(5,981)	11,885	(75)	(48,296)	(889)	(15,094)

NET ASSETS
Beginning of Period/Year	9,833	8,914	128,159	116,274	38,345	86,641	3,658	18,752

End of Period/Year	$5,856	$9,833	$122,178	$128,159	$38,270	$38,345	$2,769	$3,658

(1)	Formerly named Blue Chip Variable Account.

(2)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	International Large-Cap		Equity Index		Small-Cap Index		Fasciano Small Equity
	Variable Account		Variable Account		Variable Account		Variable Account (1)
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2006 (2)	2005	2006 (2)	2005	2006 (2)	2005	2006 (2)	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($737)	($463)	($1,129)	$221	($261)	($513)	($207)	($336)
Realized gain	6,556	422	14,884	12,372	7,066	2,204	1,555	906
Change in unrealized appreciation (depreciation) on investments	7,233	12,119	(9,407)	(5,814)	(1,530)	(591)	(1)	428

Net Increase in Net Assets Resulting from Operations	13,052	12,078	4,348	6,779	5,275	1,100	1,347	998

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	1,160	1,865	939	1,603	377	781	274	292
Transfers between variable and fixed accounts, net	(5,115)	18,370	(17,266)	3,653	(14,682)	(10,480)	(5,493)	7,533
Transfers—policy charges and deductions	(509)	(817)	(1,279)	(3,807)	(369)	(1,003)	(122)	(292)
Transfers—surrenders	(8,630)	(13,238)	(14,836)	(35,126)	(4,364)	(9,566)	(2,742)	(5,620)
Transfers—other	3	2	6	3	5	(1)	2	—

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(13,091)	6,182	(32,436)	(33,674)	(19,033)	(20,269)	(8,081)	1,913

NET INCREASE (DECREASE) IN NET ASSETS	(39)	18,260	(28,088)	(26,895)	(13,758)	(19,169)	(6,734)	2,911

NET ASSETS
Beginning of Period/Year	115,110	96,850	191,778	218,673	59,682	78,851	34,092	31,181

End of Period/Year	$115,071	$115,110	$163,690	$191,778	$45,924	$59,682	$27,358	$34,092

(1)	Formerly named Aggressive Equity Variable Account.

(2)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Small-Cap Value		Multi-Strategy		Main Street Core		Emerging Markets
	Variable Account		Variable Account		Variable Account		Variable Account
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2006 (1)	2005	2006 (1)	2005	2006 (1)	2005	2006 (1)	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($183)	($65)	($462)	$667	($1,061)	($371)	($360)	($139)
Realized gain	6,552	2,648	1,969	3,687	6,268	3,588	16,341	1,818
Change in unrealized appreciation (depreciation) on investments	(3,464)	662	(2,163)	(2,341)	(299)	5,072	(15,108)	19,364

Net Increase (Decrease) in Net Assets Resulting from Operations	2,905	3,245	(656)	2,013	4,908	8,289	873	21,043

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	167	559	622	1,011	1,399	1,938	563	812
Transfers between variable and fixed accounts, net	(2,279)	(8,314)	(4,426)	(4,224)	(14,025)	8,172	(10,758)	5,968
Transfers—policy charges and deductions	(218)	(258)	(1,080)	(1,628)	(1,620)	(3,389)	(380)	(607)
Transfers—surrenders	(2,108)	(4,142)	(5,449)	(13,679)	(13,477)	(27,745)	(5,696)	(8,963)
Transfers—other	1	(1)	2	2	4	1	7	(1)

Net Decrease in Net Assets Derived from Policy Transactions	(4,437)	(12,156)	(10,331)	(18,518)	(27,719)	(21,023)	(16,264)	(2,791)

NET INCREASE (DECREASE) IN NET ASSETS	(1,532)	(8,911)	(10,987)	(16,505)	(22,811)	(12,734)	(15,391)	18,252

NET ASSETS
Beginning of Period/Year	28,920	37,831	78,274	94,779	176,067	188,801	73,418	55,166

End of Period/Year	$27,388	$28,920	$67,287	$78,274	$153,256	$176,067	$58,027	$73,418

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Managed Bond		Inflation Managed		Money Market		High Yield Bond
	Variable Account		Variable Account		Variable Account		Variable Account
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2006 (1)	2005	2006 (1)	2005	2006 (1)	2005	2006 (1)	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,859	$4,272	$1,259	$2,428	$696	$845	$1,974	$4,499
Realized gain (loss)	296	7,532	3,951	9,744	10	67	(128)	(66)
Change in unrealized appreciation (depreciation) on investments	(4,092)	(9,023)	(8,256)	(10,415)	6	(40)	(1,016)	(3,720)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,937)	2,781	(3,046)	1,757	712	872	830	713

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	1,274	3,056	850	2,283	590	1,531	489	1,281
Transfers between variable and fixed accounts, net	(13,153)	541	750	4,600	16,227	16,265	(5,707)	(7,057)
Transfers—policy charges and deductions	(1,528)	(3,518)	(1,518)	(1,928)	(1,833)	(1,517)	(599)	(1,477)
Transfers—surrenders	(13,469)	(31,974)	(9,713)	(18,931)	(7,490)	(27,622)	(6,010)	(11,886)
Transfers—other	—	1	1	(2)	—	—	—	1

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(26,876)	(31,894)	(9,630)	(13,978)	7,494	(11,343)	(11,827)	(19,138)

NET INCREASE (DECREASE) IN NET ASSETS	(28,813)	(29,113)	(12,676)	(12,221)	8,206	(10,471)	(10,997)	(18,425)

NET ASSETS
Beginning of Period/Year	195,999	225,112	134,950	147,171	43,551	54,022	69,615	88,040

End of Period/Year	$167,186	$195,999	$122,274	$134,950	$51,757	$43,551	$58,618	$69,615

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Large-Cap Value		Comstock		Mid-Cap Growth		Real Estate
	Variable Account		Variable Account		Variable Account		Variable Account
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2006 (1)	2005	2006 (1)	2005	2006 (1)	2005	2006 (1)	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($466)	($261)	($261)	$51	($148)	($176)	($75)	($204)
Realized gain (loss)	4,559	631	2,890	1,725	(245)	149	5,345	5,749
Change in unrealized appreciation (depreciation) on investments	(1,108)	1,344	(1,639)	(573)	(905)	2,032	966	645

Net Increase (Decrease) in Net Assets Resulting from Operations	2,985	1,714	990	1,203	(1,298)	2,005	6,236	6,190

INCREASE (DECREASE) IN NET ASSETS FROM
POLICY TRANSACTIONS
Transfer of net premiums	702	1,797	321	669	137	189	366	531
Transfers between variable and fixed accounts, net	3,668	(52,547)	9,371	656	20,520	3,397	421	(4,287)
Transfers—policy charges and deductions	(687)	(1,039)	(611)	(357)	(208)	(56)	(293)	(544)
Transfers—surrenders	(5,586)	(13,659)	(3,056)	(5,750)	(1,881)	(2,387)	(3,671)	(6,880)
Transfers—other	2	—	—	1	1	5	3	8

Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(1,901)	(65,448)	6,025	(4,781)	18,569	1,148	(3,174)	(11,172)

NET INCREASE (DECREASE) IN NET ASSETS	1,084	(63,734)	7,015	(3,578)	17,271	3,153	3,062	(4,982)

NET ASSETS
Beginning of Period/Year	78,401	142,135	39,659	43,237	17,370	14,217	45,127	50,109

End of Period/Year	$79,485	$78,401	$46,674	$39,659	$34,641	$17,370	$48,189	$45,127

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	VN Small-Cap Value
	Variable Account
	Period Ended	Period Ended
	June 30,	December 31,
	2006 (1)	2005 (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($34)	($6)
Realized gain	12	160
Change in unrealized appreciation on investments	372	175

Net Increase in Net Assets Resulting from Operations	350	329

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	65	109
Transfers between variable and fixed accounts, net	(735)	4,738
Transfers—policy charges and deductions	(9)	(20)
Transfers—surrenders	(308)	(357)
Transfers—other	2	1

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(985)	4,471

NET INCREASE (DECREASE) IN NET ASSETS	(635)	4,800

NET ASSETS
Beginning of Period	4,800	—

End of Period	$4,165	$4,800

(1)	Unaudited.

(2)	Operations commenced on May 2, 2005.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, ratios of investment income and expenses to average daily net assets, and total returns for each period or year ended are presented in the table below.

		Number		Ratios of	Ratios of
	AUV at	of	Total	Investment	Expenses
	End of	Units	Net	Income to	to Average
	Period/	Outstanding	Assets	Average Net	Net	Total
For the Period/Year Ended	Year	(in 000’s)	(in $000’s)	Assets (1)	Assets (2)	Returns (3)

International Value
01/01/2006 - 06/30/2006 (Unaudited)	$20.01	8,015	$160,350	0.08%	1.25%	8.10%
2005	18.51	9,000	166,561	1.77%	1.25%	8.07%
2004	17.12	11,798	202,043	1.46%	1.25%	14.97%
2003	14.89	14,724	219,306	1.66%	1.25%	26.13%
2002	11.81	17,184	202,930	0.84%	1.25%	(14.98%)
2001	13.89	22,426	311,488	0.96%	1.25%	(22.85%)

International Small-Cap (4)
05/04/2006 - 06/30/2006 (Unaudited)	$8.87	1,761	$15,617	0.00%	1.25%	(11.29%)

Diversified Research
01/01/2006 - 06/30/2006 (Unaudited)	$12.10	4,787	$57,916	0.00%	1.25%	3.36%
2005	11.70	4,738	55,455	0.45%	1.25%	3.94%
2004	11.26	3,824	43,060	0.59%	1.25%	9.82%
2003	10.25	3,548	36,382	0.41%	1.25%	30.98%
2002	7.83	2,867	22,441	0.29%	1.25%	(25.14%)
2001	10.46	2,773	28,999	0.23%	1.25%	(3.96%)

Equity
01/01/2006 - 06/30/2006 (Unaudited)	$17.90	2,069	$37,041	0.03%	1.25%	1.31%
2005	17.67	2,466	43,577	0.24%	1.25%	5.21%
2004	16.80	3,164	53,147	0.68%	1.25%	3.84%
2003	16.18	4,293	69,453	0.35%	1.25%	22.79%
2002	13.17	5,375	70,812	0.31%	1.25%	(27.42%)
2001	18.15	7,873	142,911	0.04%	1.25%	(22.74%)

American Funds Growth-Income
01/01/2006 - 06/30/2006 (Unaudited)	$11.24	4,245	$47,702	0.03%	1.25%	3.12%
05/02/2005 - 12/31/2005	10.90	2,736	29,808	1.62%	1.25%	8.96%

American Funds Growth
01/01/2006 - 06/30/2006 (Unaudited)	$12.06	3,908	$47,134	0.02%	1.25%	1.61%
05/02/2005 - 12/31/2005	11.87	4,173	49,543	0.72%	1.25%	18.71%

Technology
01/01/2006 - 06/30/2006 (Unaudited)	$5.64	1,123	$6,330	0.00%	1.25%	5.25%
2005	5.36	1,499	8,030	0.00%	1.25%	20.20%
2004	4.46	1,650	7,349	0.00%	1.25%	2.37%
2003	4.35	2,337	10,170	0.00%	1.25%	40.80%
2002	3.09	1,149	3,553	0.00%	1.25%	(47.01%)
01/02/2001 - 12/31/2001	5.83	1,055	6,152	0.00%	1.25%	(41.67%)

Short Duration Bond
01/01/2006 - 06/30/2006 (Unaudited)	$10.11	5,159	$52,154	3.99%	1.25%	0.70%
2005	10.04	5,264	52,850	3.00%	1.25%	0.31%
2004	10.01	6,211	62,161	2.50%	1.25%	(0.05%)
05/01/2003 - 12/31/2003	10.01	6,105	61,128	2.57%	1.25%	0.13%

Concentrated Growth (5)
01/01/2006 - 06/30/2006 (Unaudited)	$4.17	509	$2,119	0.00%	1.25%	(1.58%)
2005	4.23	764	3,232	0.00%	1.25%	1.07%
2004	4.19	1,445	6,053	0.00%	1.25%	11.25%
2003	3.76	2,375	8,944	0.00%	1.25%	41.44%
2002	2.66	1,676	4,461	0.00%	1.25%	(39.38%)
2001	4.39	2,089	9,173	0.00%	1.25%	(34.72%)

Diversified Bond (4)
05/04/2006 - 06/30/2006 (Unaudited)	$10.01	1,979	$19,809	3.90%	1.25%	0.08%

Growth LT
01/01/2006 - 06/30/2006 (Unaudited)	$33.88	5,111	$173,176	0.69%	1.25%	(0.71%)
2005	34.12	5,683	193,910	0.23%	1.25%	6.34%
2004	32.09	7,734	248,156	0.00%	1.25%	9.03%
2003	29.43	10,025	295,057	0.00%	1.25%	32.31%
2002	22.24	13,242	294,557	1.03%	1.25%	(29.86%)
2001	31.71	17,994	570,631	1.07%	1.25%	(30.44%)

Focused 30
01/01/2006 - 06/30/2006 (Unaudited)	$10.27	1,437	$14,755	0.15%	1.25%	8.81%
2005	9.44	1,073	10,124	1.11%	1.25%	20.56%
2004	7.83	882	6,902	0.05%	1.25%	13.42%
2003	6.90	999	6,895	0.00%	1.25%	40.49%
2002	4.91	754	3,706	0.16%	1.25%	(30.29%)
2001	7.05	1,268	8,934	0.07%	1.25%	(14.44%)

Health Sciences
01/01/2006 - 06/30/2006 (Unaudited)	$10.27	570	$5,856	0.00%	1.25%	(2.54%)
2005	10.54	933	9,833	0.00%	1.25%	13.86%
2004	9.26	963	8,914	0.00%	1.25%	6.20%
2003	8.72	1,149	10,017	0.00%	1.25%	26.24%
2002	6.91	871	6,011	0.00%	1.25%	(24.26%)
01/02/2001 - 12/31/2001	9.12	1,127	10,273	0.00%	1.25%	(8.83%)

Mid-Cap Value
01/01/2006 - 06/30/2006 (Unaudited)	$21.06	5,803	$122,178	0.03%	1.25%	2.57%
2005	20.53	6,243	128,159	0.53%	1.25%	7.52%
2004	19.09	6,090	116,274	0.36%	1.25%	23.52%
2003	15.46	6,335	97,916	0.56%	1.25%	27.50%
2002	12.12	6,502	78,822	0.36%	1.25%	(15.52%)
2001	14.35	9,520	136,622	0.80%	1.25%	11.89%

Large-Cap Growth (6)
01/01/2006 - 06/30/2006 (Unaudited)	$6.90	5,546	$38,270	0.01%	1.25%	(9.81%)
2005	7.65	5,012	38,345	0.25%	1.25%	1.65%
2004	7.53	11,511	86,641	0.63%	1.25%	3.35%
2003	7.28	10,967	79,865	0.22%	1.25%	23.81%
2002	5.88	12,795	75,259	0.11%	1.25%	(26.86%)
01/02/2001 - 12/31/2001	8.04	13,612	109,474	0.11%	1.25%	(19.58%)

See Notes to Financial Statements	See explanation of references on H-3

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

		Number		Ratios of	Ratios of
	AUV at	of	Total	Investment	Expenses
	End of	Units	Net	Income to	to Average
	Period/	Outstanding	Assets	Average Net	Net	Total
For the Period/Year Ended	Year	(in 000’s)	(in $000’s)	Assets (1)	Assets (2)	Returns (3)

Capital Opportunities
01/01/2006 - 06/30/2006 (Unaudited)	$8.55	324	$2,769	0.24%	1.25%	0.93%
2005	8.47	432	3,658	0.45%	1.25%	0.54%
2004	8.43	2,225	18,752	0.71%	1.25%	11.29%
2003	7.57	2,610	19,768	0.39%	1.25%	25.55%
2002	6.03	3,127	18,866	0.18%	1.25%	(27.69%)
01/02/2001 - 12/31/2001	8.34	3,693	30,812	0.17%	1.25%	(16.57%)

International Large-Cap
01/01/2006 - 06/30/2006 (Unaudited)	$9.45	12,174	$115,071	0.05%	1.25%	10.54%
2005	8.55	13,462	115,110	0.80%	1.25%	11.30%
2004	7.68	12,607	96,850	1.01%	1.25%	17.13%
2003	6.56	13,064	85,686	1.28%	1.25%	28.90%
2002	5.09	12,293	62,550	0.94%	1.25%	(18.65%)
2001	6.25	15,304	95,728	0.84%	1.25%	(19.31%)

Equity Index
01/01/2006 - 06/30/2006 (Unaudited)	$36.71	4,459	$163,690	0.00%	1.25%	1.95%
2005	36.01	5,326	191,778	1.36%	1.25%	3.37%
2004	34.84	6,277	218,673	1.62%	1.25%	9.21%
2003	31.90	7,533	240,305	1.38%	1.25%	26.70%
2002	25.18	10,053	253,107	1.20%	1.25%	(23.31%)
2001	32.83	13,363	438,710	1.03%	1.25%	(13.25%)

Small-Cap Index
01/01/2006 - 06/30/2006 (Unaudited)	$16.34	2,810	$45,924	0.33%	1.25%	7.33%
2005	15.23	3,919	59,682	0.44%	1.25%	3.08%
2004	14.77	5,338	78,851	0.69%	1.25%	16.30%
2003	12.70	4,347	55,212	0.71%	1.25%	44.71%
2002	8.78	4,035	35,421	0.78%	1.25%	(22.17%)
2001	11.28	2,362	26,635	0.98%	1.25%	0.46%

Fasciano Small Equity (7)
01/01/2006 - 06/30/2006 (Unaudited)	$11.65	2,348	$27,358	0.03%	1.25%	2.47%
2005	11.37	2,998	34,092	0.21%	1.25%	1.39%
2004	11.21	2,780	31,181	0.60%	1.25%	17.46%
2003	9.55	4,053	38,693	0.48%	1.25%	31.49%
2002	7.26	5,437	39,478	0.00%	1.25%	(26.03%)
2001	9.82	6,092	59,798	0.00%	1.25%	(18.28%)

Small-Cap Value
01/01/2006 - 06/30/2006 (Unaudited)	$19.18	1,428	$27,388	0.01%	1.25%	10.47%
2005	17.36	1,666	28,920	1.05%	1.25%	12.24%
2004	15.47	2,446	37,831	1.83%	1.25%	22.87%
05/01/2003 - 12/31/2003	12.59	2,036	25,627	1.36%	1.25%	25.88%

Multi-Strategy
01/01/2006 - 06/30/2006 (Unaudited)	$31.97	2,105	$67,287	0.00%	1.25%	(1.10%)
2005	32.32	2,422	78,274	2.03%	1.25%	2.49%
2004	31.54	3,005	94,779	1.62%	1.25%	8.45%
2003	29.08	3,646	106,037	1.51%	1.25%	21.74%
2002	23.89	4,400	105,095	1.90%	1.25%	(14.15%)
2001	27.82	5,986	166,538	2.49%	1.25%	(2.39%)

Main Street Core (8)
01/01/2006 - 06/30/2006 (Unaudited)	$32.09	4,775	$153,256	0.01%	1.25%	2.41%
2005	31.34	5,618	176,067	1.04%	1.25%	4.68%
2004	29.94	6,307	188,801	1.21%	1.25%	8.18%
2003	27.67	7,619	210,859	0.97%	1.25%	25.38%
2002	22.07	8,391	185,196	0.67%	1.25%	(29.29%)
2001	31.22	11,757	366,993	0.62%	1.25%	(10.01%)

Emerging Markets
01/01/2006 - 06/30/2006 (Unaudited)	$17.15	3,383	$58,027	0.28%	1.25%	(0.76%)
2005	17.28	4,248	73,418	1.01%	1.25%	39.72%
2004	12.37	4,459	55,166	1.79%	1.25%	32.95%
2003	9.30	4,594	42,748	1.11%	1.25%	66.35%
2002	5.59	5,080	28,415	0.51%	1.25%	(4.27%)
2001	5.84	7,233	42,264	0.13%	1.25%	(9.82%)

Managed Bond
01/01/2006 - 06/30/2006 (Unaudited)	$26.35	6,346	$167,186	3.29%	1.25%	(1.04%)
2005	26.62	7,362	195,999	3.30%	1.25%	1.36%
2004	26.26	8,571	225,112	2.91%	1.25%	4.07%
2003	25.24	10,717	270,478	4.25%	1.25%	4.91%
2002	24.06	15,775	379,484	4.50%	1.25%	9.55%
2001	21.96	22,536	494,830	5.12%	1.25%	5.99%

Inflation Managed (9)
01/01/2006 - 06/30/2006 (Unaudited)	$26.56	4,604	$122,274	3.25%	1.25%	(2.33%)
2005	27.19	4,963	134,950	2.93%	1.25%	1.27%
2004	26.85	5,481	147,171	0.79%	1.25%	7.55%
2003	24.97	5,851	146,092	0.09%	1.25%	6.90%
2002	23.36	8,406	196,324	1.10%	1.25%	14.02%
2001	20.48	5,619	115,108	3.65%	1.25%	2.96%

Money Market
01/01/2006 - 06/30/2006 (Unaudited)	$15.18	3,409	$51,757	4.25%	1.25%	1.53%
2005	14.95	2,913	43,551	2.70%	1.25%	1.55%
2004	14.72	3,669	54,022	0.95%	1.25%	(0.25%)
2003	14.76	5,186	76,551	0.78%	1.25%	(0.47%)
2002	14.83	11,037	163,686	1.40%	1.25%	0.15%
2001	14.81	14,946	221,311	3.71%	1.25%	2.57%

High Yield Bond
01/01/2006 - 06/30/2006 (Unaudited)	$27.50	2,132	$58,618	7.28%	1.25%	1.09%
2005	27.20	2,560	69,615	7.05%	1.25%	1.10%
2004	26.90	3,273	88,040	7.01%	1.25%	8.06%
2003	24.89	5,231	130,232	7.37%	1.25%	18.80%
2002	20.96	4,609	96,579	8.70%	1.25%	(4.21%)
2001	21.88	5,987	130,989	9.73%	1.25%	0.08%

Large-Cap Value
01/01/2006 - 06/30/2006 (Unaudited)	$13.92	5,709	$79,485	0.08%	1.25%	4.00%
2005	13.39	5,857	78,401	0.99%	1.25%	4.83%
2004	12.77	11,131	142,135	1.21%	1.25%	8.56%
2003	11.76	11,728	137,942	1.19%	1.25%	29.61%
2002	9.07	12,941	117,436	0.90%	1.25%	(23.92%)
2001	11.93	15,232	181,681	0.86%	1.25%	(4.85%)

See Notes to Financial Statements	See explanation of references on H-3

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

		Number		Ratios of	Ratios of
	AUV at	of	Total	Investment	Expenses
	End of	Units	Net	Income to	to Average
	Period/	Outstanding	Assets	Average Net	Net	Total
For the Period/Year Ended	Year	(in 000’s)	(in $000’s)	Assets (1)	Assets (2)	Returns (3)

Comstock (10)
01/01/2006 - 06/30/2006 (Unaudited)	$10.64	4,388	$46,674	0.02%	1.25%	3.01%
2005	10.33	3,841	39,659	1.37%	1.25%	3.07%
2004	10.02	4,316	43,237	1.19%	1.25%	15.72%
2003	8.66	3,710	32,121	0.94%	1.25%	29.76%
2002	6.67	992	6,619	0.12%	1.25%	(23.12%)
2001	8.68	1,410	12,234	0.37%	1.25%	(10.99%)

Mid-Cap Growth
01/01/2006 - 06/30/2006 (Unaudited)	$7.72	4,487	$34,641	0.00%	1.25%	2.21%
2005	7.55	2,300	17,370	0.00%	1.25%	16.44%
2004	6.49	2,192	14,217	0.00%	1.25%	20.08%
2003	5.40	1,957	10,573	0.00%	1.25%	28.77%
2002	4.19	2,180	9,146	0.00%	1.25%	(47.69%)
01/02/2001 - 12/31/2001	8.02	1,504	12,064	0.00%	1.25%	(19.81%)

Real Estate (11)
01/01/2006 - 06/30/2006 (Unaudited)	$33.08	1,457	$48,189	0.94%	1.25%	13.99%
2005	29.02	1,555	45,127	0.80%	1.25%	15.34%
2004	25.16	1,991	50,109	2.48%	1.25%	35.91%
2003	18.51	2,316	42,881	3.04%	1.25%	35.82%
2002	13.63	2,640	35,988	2.30%	1.25%	(1.56%)
2001	13.85	2,922	40,470	3.35%	1.25%	7.19%

VN Small-Cap Value
01/01/2006 - 06/30/2006 (Unaudited)	$12.40	336	$4,165	0.00%	1.25%	8.34%
05/02/2005 - 12/31/2005	11.44	420	4,800	0.95%	1.25%	14.41%

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the Variable Accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) charges that are assessed against contract owner accounts. The recognition of investment income by the Variable Accounts is affected by the timing of the declaration of dividends by the underlying portfolios which the Variable Accounts invest. The ratios of investment income to average daily net assets for periods of less than one full year are annualized.

(2)	The amounts for periods of less than one full year are annualized.

(3)	Total returns reflect changes in unit value of the underlying portfolios and deductions for M&E charges assessed through the daily AUV calculation. These charges are assessed at an annual rate of 1.25% of the average daily net assets of each Variable Account as discussed in Note 3 to the Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may incur under a contract which, if incurred, would have resulted in lower returns. Total returns are not annualized for periods of less than one full year.

(4)	Operations commenced during 2006 (See Note 1 to Financial Statements).

(5)	Prior to 02/01/2005, Concentrated Growth Variable Account was named I-Net Tollkeeper Variable Account.

(6)	Prior to 01/01/2006, Large-Cap Growth Variable Account was named Blue Chip Variable Account.

(7)	Prior to 05/01/2005, Fasciano Small Equity Variable Account was named Aggressive Equity Variable Account.

(8)	Prior to 01/01/2003, Main Street Core Variable Account was named Large-Cap Core Variable Account, and prior to 01/01/2002, the Variable Account was named Equity Income Variable Account.

(9)	Prior to 05/01/2001, Inflation Managed Variable Account was named Government Securities Variable Account.

(10)	Prior to 05/01/2003, Comstock Variable Account was named Strategic Value Variable Account.

(11)	Prior to 05/01/2002, Real Estate Variable Account was named REIT Variable Account.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. ORGANIZATION
     The Pacific Select Variable Annuity Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of June 30, 2006 is comprised of thirty-three subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (the “Fund”):
International Value
International Small-Cap
Diversified Research
Equity
American Funds® Growth-Income
American Funds® Growth
Technology
Short Duration Bond
Concentrated Growth
Diversified Bond
Growth LT
Focused 30
Health Sciences
Mid-Cap Value
Large-Cap Growth (formerly Blue Chip)
Capital Opportunities
International Large-Cap
Equity Index
Small-Cap Index
Fasciano Small Equity
Small-Cap Value
Multi-Strategy
Main Street® Core
Emerging Markets
Managed Bond
Inflation Managed
Money Market
High Yield Bond
Large-Cap Value
Comstock
Mid-Cap Growth
Real Estate
VN Small-Cap Value
     American Funds is a registered trademark of American Funds Distributors, Inc. and Main Street is a registered trademark of OppenheimerFunds, Inc. The assets in each of the Variable Accounts invest in the corresponding Portfolios of the Fund, each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are included in Sections A through D of this brochure and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) two new Variable Accounts that commenced operations on May 4, 2006: the International Small-Cap and Diversified Bond Variable Accounts.
     The net assets of the Fund’s Aggressive Growth and Financial Services Portfolios (the “Acquired Portfolios”), the underlying portfolios for the Aggressive Growth and Financial Services Variable Accounts, were transferred to the Fund’s Mid-Cap Growth and Large-Cap Value Portfolios, (the “Surviving Portfolios”), the underlying portfolios for the Mid-Cap Growth and Large-Cap Value Variable Accounts, respectively, in exchange for shares of the Surviving Portfolios (the “Reorganization”). The Reorganization took place on April 28, 2006. In connection with the Reorganization, a total of 352,679 outstanding accumulation units (valued at $3,356,773) of the Aggressive Growth Variable Account were exchanged for 406,288 accumulation units with equal value of the Mid-Cap Growth Variable Account; and a total of 343,529 outstanding accumulation units (valued at $3,971,047) of the Financial Services Variable Account were exchanged for 278,270 accumulation units with equal value of the Large-Cap Value Variable Account.
     The net assets of the Fund’s Equity Income Portfolio, the underlying Portfolio for Equity Income Variable Account, was substituted by the Fund’s American Funds Growth-Income Portfolio, the underlying Portfolio of American Funds Growth-Income Variable Account (the “Substitution”). The Substitution took place on April 28, 2006. In connection with the Substitution, a total of 845,329 outstanding accumulation units (valued at $10,986,357) of the Equity Income Variable Account were substituted by 962,514 accumulation units with equal value of the American Funds Growth-Income Variable Account.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on November 30, 1989 and commenced operations on July 24, 1990. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.
     The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”) administered by Pacific Life. The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.
3. CHARGES AND EXPENSES
     Pacific Life charges the Separate Account daily for mortality and expense risks assumed with respect to the Contracts funded by the Separate Account at an annual rate of 1.25% of the average daily net assets of each Variable Account. Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for administrative and contract maintenance expenses assumed, any optional benefit riders, any state and local premium tax charges, and any withdrawal and surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.
4. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable annuity contracts funded by interests in the Separate Account, without remuneration from the Separate Account.
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases and proceeds from sales of investments for the period ended June 30, 2006, were as follows (amounts in thousands):

Variable Accounts	Purchases	Sales

International Value	$1,325	$21,062
International Small-Cap (1)	17,677	21
Diversified Research	5,974	5,246
Equity	458	7,783
American Funds Growth-Income	20,610	3,307
American Funds Growth	6,528	9,523
Technology	3,347	5,301
Short Duration Bond	2,469	3,536
Concentrated Growth	245	1,351
Diversified Bond (1)	20,251	419
Growth LT	1,829	21,623
Focused 30	6,746	2,997
Health Sciences	1,621	5,287
Mid-Cap Value	8,462	17,497
Large-Cap Growth (2)	6,242	2,218
Capital Opportunities	49	993
International Large-Cap	7,958	21,049
Equity Index	2,987	35,423
Small-Cap Index	5,311	24,344
Fasciano Small Equity	1,780	9,861
Small-Cap Value	3,224	7,661
Multi-Strategy	605	10,936
Main Street Core	1,091	28,810
Emerging Markets	3,161	19,425
Managed Bond	2,154	29,030
Inflation Managed	5,340	14,970
Money Market	26,718	19,224
High Yield Bond	1,810	13,637
Large-Cap Value	8,249	10,150
Comstock	11,101	5,076
Mid-Cap Growth	23,791	5,222
Real Estate	3,588	6,762
VN Small-Cap Value	1,611	2,596

(1)	Operations commenced during 2006 (See Note 1 to Financial Statements).

(2)	Large-Cap Growth Variable Account was formerly named Blue Chip Variable Account.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
6. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the period ended June 30, 2006 and the year ended December 31, 2005 were as follows (amounts in thousands):

	2006			2005
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
International Value	595	(1,580)	(985)	1,005	(3,803)	(2,798)
International Small-Cap (1)	1,802	(41)	1,761
Diversified Research	724	(675)	49	2,772	(1,858)	914
Equity	56	(453)	(397)	141	(839)	(698)
American Funds Growth-Income (2)	2,105	(595)	1,510	3,273	(537)	2,736
American Funds Growth (2)	1,208	(1,474)	(266)	4,872	(699)	4,173
Technology	695	(1,071)	(376)	1,547	(1,697)	(150)
Short Duration Bond	1,243	(1,349)	(106)	1,749	(2,696)	(947)
Concentrated Growth (3)	81	(336)	(255)	394	(1,076)	(682)
Diversified Bond (1)	2,063	(84)	1,979
Growth LT	306	(877)	(571)	285	(2,336)	(2,051)
Focused 30	819	(455)	364	801	(610)	191
Health Sciences	200	(563)	(363)	899	(929)	(30)
Mid-Cap Value	868	(1,308)	(440)	3,043	(2,890)	153
Large-Cap Growth (3)	1,382	(848)	534	1,835	(8,334)	(6,499)
Capital Opportunities	13	(121)	(108)	225	(2,018)	(1,793)
International Large-Cap	2,331	(3,619)	(1,288)	4,674	(3,819)	855
Equity Index	251	(1,118)	(867)	1,560	(2,512)	(952)
Small-Cap Index	541	(1,650)	(1,109)	1,018	(2,437)	(1,419)
Fasciano Small Equity (3)	306	(956)	(650)	1,174	(956)	218
Small-Cap Value	303	(541)	(238)	1,149	(1,929)	(780)
Multi-Strategy	69	(386)	(317)	167	(751)	(584)
Main Street Core	200	(1,043)	(843)	895	(1,583)	(688)
Emerging Markets	615	(1,480)	(865)	1,897	(2,109)	(212)
Managed Bond	502	(1,519)	(1,017)	1,098	(2,307)	(1,209)
Inflation Managed	540	(899)	(359)	1,257	(1,775)	(518)
Money Market	2,464	(1,967)	497	6,564	(7,320)	(756)
High Yield Bond	194	(622)	(428)	517	(1,230)	(713)
Large-Cap Value	1,096	(1,243)	(147)	1,299	(6,573)	(5,274)
Comstock	1,358	(811)	547	1,646	(2,121)	(475)
Mid-Cap Growth	3,200	(1,013)	2,187	1,426	(1,318)	108
Real Estate	283	(381)	(98)	432	(869)	(437)
VN Small-Cap Value (2)	167	(251)	(84)	545	(125)	420

(1)	Operations commenced during 2006 (See Note 1 to Financial Statements).

(2)	Operations commenced on May 2, 2005.

(3)	The Concentrated Growth, Large-Cap Growth and Fasciano Small Equity Variable Accounts were formerly named I-Net Tollkeeper, Blue Chip and Aggressive Equity Variable Accounts, respectively.

Semi-Annual Report
as of June 30, 2006

•	Pacific Select Fund
•	Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company

Pacific Life Insurance Company P.O. Box 7187 Pasadena, California 91109-7187 ADDRESS SERVICE REQUESTED

Form No. 142-6A